Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations:
Domestic	$ 4,467	$ 5,335	$ 2,540
Foreign	72	56	282
Income (loss) from continuing operations before provision for income tax	$ 4,539	$ 5,391	$ 2,822